Other current liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
Other current liabilities

Note 7 — Other current liabilities

The components of other current liabilities were as follows:

	As of December 31,
	2020	2019
	(In thousands)
Customer deposits	$731	$—
Other liabilities	528	138
Contingent consideration payable	1,947	—
Total other current liabilities	$3,206	$138

In connection with the acquisition of Daxx on December 14, 2020, the Company recorded a contingent consideration payable, a post-closing earn-out consideration, estimated based on fair value.